RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS

In 2018, the Company entered into a rental agreement with Kambo Security Products Limited for office space in Hong Kong. The rental agreement is renewed annually. Kambo Security Products Limited is owned by Mr. Bong Lau, Mr. Wynn Hui, and Mr. Bun Lau, major shareholders of ILA. The major shareholders of ILA are committed to renewing the rental agreement with the Company for no less than 5 additional years. Rent expense for the years ended December 31, 2023 2022 and 2021 was approximately $74,000, $54,100 and $54,100, respectively.